Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Nov. 08, 2012
(Columbia Balanced Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Balanced Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia Balanced Fund) | Class Z Shares
Average Annual Return:
1 Year	1.57%
5 Years	4.41%
10 Years	4.81%
(Columbia Balanced Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	0.75%
5 Years	3.69%
10 Years	4.13%
(Columbia Balanced Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.86%
5 Years	3.49%
10 Years	3.85%
(Columbia Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	7.25%
5 Years	6.13%
10 Years	5.56%
(Columbia Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.71%
5 Years	4.41%
10 Years	3.80%
(Columbia Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.86%
5 Years	4.24%
10 Years	3.74%
(Columbia Contrarian Core Fund) | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
5 Years	(0.02%)
10 Years	3.34%
(Columbia Contrarian Core Fund) | Class Z Shares
Average Annual Return:
1 Year	(0.93%)
5 Years	2.81%
10 Years	3.66%
(Columbia Contrarian Core Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(1.37%)
5 Years	2.35%
10 Years	3.08%
(Columbia Contrarian Core Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.02%)
5 Years	2.39%
10 Years	3.06%
(Columbia Corporate Income Fund) | Barclays U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.15%
5 Years	6.82%
10 Years	6.36%
(Columbia Corporate Income Fund) | Barclays Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.35%
5 Years	6.80%
10 Years	6.35%
(Columbia Corporate Income Fund) | 85-15 Barclays Credit Bond/JPM Global HY (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.99%
5 Years	7.03%
10 Years	6.83%
(Columbia Corporate Income Fund) | 85% Barclays U.S. Corporate and 15% BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.63%
5 Years	6.98%
10 Years	6.75%
(Columbia Corporate Income Fund) | Class Z Shares
Average Annual Return:
1 Year	8.71%
5 Years	6.70%
10 Years	6.56%
(Columbia Corporate Income Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	7.09%
5 Years	4.59%
10 Years	4.42%
(Columbia Corporate Income Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.62%
5 Years	4.44%
10 Years	4.32%
(Columbia Dividend Income Fund) | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
5 Years	(0.02%)
10 Years	3.34%
(Columbia Dividend Income Fund) | Class Z Shares
Average Annual Return:
1 Year	6.96%
5 Years	2.06%
10 Years	4.67%
(Columbia Dividend Income Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	6.55%
5 Years	1.63%
10 Years	4.26%
(Columbia Dividend Income Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.02%
5 Years	1.71%
10 Years	3.98%
(Columbia Emerging Markets Fund) | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(18.42%)
5 Years	2.40%
10 Years	13.86%
(Columbia Emerging Markets Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Emerging Markets Fund) | Class Z Shares
Average Annual Return:
1 Year	(18.90%)
5 Years	(0.49%)
10 Years	13.01%
(Columbia Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(19.53%)
5 Years	(1.73%)
10 Years	12.18%
(Columbia Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(11.23%)
5 Years	(0.18%)
10 Years	11.90%
(Columbia Energy and Natural Resources Fund) | S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(7.35%)
5 Years	4.04%
10 Years	10.99%
(Columbia Energy and Natural Resources Fund) | Class Z Shares
Average Annual Return:
1 Year	(10.92%)
5 Years	2.39%
10 Years	11.33%
(Columbia Energy and Natural Resources Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(11.22%)
5 Years	1.41%
10 Years	9.86%
(Columbia Energy and Natural Resources Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.68%)
5 Years	1.68%
10 Years	9.64%
(Columbia Greater China Fund) | MSCI China Index (Net) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(18.41%)
5 Years	2.52%
10 Years	15.08%
(Columbia Greater China Fund) | Hang Seng Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(19.91%)
5 Years	(1.55%)
10 Years	4.97%
(Columbia Greater China Fund) | Class A Shares
Average Annual Return:
1 Year	(27.73%)
5 Years	0.79%
10 Years	11.54%
(Columbia Greater China Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(28.27%)
5 Years	0.50%
10 Years	11.28%
(Columbia Greater China Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(17.06%)
5 Years	0.75%
10 Years	10.36%
(Columbia Greater China Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	(23.33%)
5 Years	1.99%
10 Years	12.20%
(Columbia High Yield Municipal Fund) | 60-40 Bar HY Muni/Bar Muni (reflects no deductions for fees, expenses or taxes; benchmark performance is as of May 30, 2003)
Average Annual Return:
1 Year	9.83%
5 Years	3.48%
10 Years
Inception Date	May 30, 2003
(Columbia High Yield Municipal Fund) | Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes; benchmark performance is as of May 30, 2003)
Average Annual Return:
1 Year	9.25%
5 Years	2.20%
10 Years
Inception Date	May 30, 2003
(Columbia High Yield Municipal Fund) | Class Z Shares
Average Annual Return:
1 Year	11.25%
5 Years	2.56%
10 Years	4.38%
(Columbia High Yield Municipal Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	11.25%
5 Years	2.56%
10 Years	4.38%
(Columbia High Yield Municipal Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.32%
5 Years	2.91%
10 Years	4.51%
(Columbia Intermediate Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia Intermediate Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	6.68%
5 Years	6.21%
10 Years	5.81%
(Columbia Intermediate Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.17%
5 Years	4.35%
10 Years	3.89%
(Columbia Intermediate Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.31%
5 Years	4.19%
10 Years	3.81%
(Columbia Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.63%
5 Years	5.74%
10 Years	5.35%
(Columbia Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	9.66%
5 Years	4.73%
10 Years	4.46%
(Columbia Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	9.66%
5 Years	4.73%
10 Years	4.45%
(Columbia Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	7.62%
5 Years	4.59%
10 Years	4.38%
(Columbia Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(Columbia Large Cap Growth Fund) | Class A Shares
Average Annual Return:
1 Year	(8.63%)
5 Years	(0.44%)
10 Years	0.82%
(Columbia Large Cap Growth Fund) | Class B Shares
Average Annual Return:
1 Year	(8.65%)
5 Years	(0.39%)
10 Years	0.63%
(Columbia Large Cap Growth Fund) | Class C Shares
Average Annual Return:
1 Year	(4.76%)
5 Years	none
10 Years	0.64%
(Columbia Large Cap Growth Fund) | Class I Shares
Average Annual Return:
1 Year	(2.62%)
5 Years	1.05%
10 Years	1.68%
(Columbia Large Cap Growth Fund) | Class K Shares
Average Annual Return:
1 Year	(2.90%)
5 Years	0.90%
10 Years	1.55%
(Columbia Large Cap Growth Fund) | Class R Shares
Average Annual Return:
1 Year	(3.27%)
5 Years	0.47%
10 Years	1.10%
(Columbia Large Cap Growth Fund) | Class R5 Shares
Average Annual Return:
1 Year	(2.64%)
5 Years	1.04%
10 Years	1.67%
(Columbia Large Cap Growth Fund) | Class T Shares
Average Annual Return:
1 Year	(8.71%)
5 Years	(0.49%)
10 Years	0.72%
(Columbia Large Cap Growth Fund) | Class W Shares
Average Annual Return:
1 Year	(3.05%)
5 Years	0.80%
10 Years	1.45%
(Columbia Large Cap Growth Fund) | Class Y Shares
Average Annual Return:
1 Year	(2.66%)
5 Years	1.09%
10 Years	1.70%
(Columbia Large Cap Growth Fund) | Class Z Shares
Average Annual Return:
1 Year	(2.83%)
5 Years	1.00%
10 Years	1.65%
(Columbia Large Cap Growth Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(2.87%)
5 Years	0.68%
10 Years	1.44%
(Columbia Large Cap Growth Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.79%)
5 Years	0.80%
10 Years	1.38%
(Columbia Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(Columbia Large Cap Growth Fund) | Class E Shares
Average Annual Return:
1 Year	(7.50%)
5 Years	(0.27%)
10 Years	0.84%
(Columbia Large Cap Growth Fund) | Class E Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(7.50%)
5 Years	(0.54%)
10 Years	0.65%
(Columbia Large Cap Growth Fund) | Class E Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(4.88%)
5 Years	(0.27%)
10 Years	0.68%
(Columbia Large Cap Growth Fund) | Class F Shares
Average Annual Return:
1 Year	(8.61%)
5 Years	(0.38%)
10 Years	0.64%
(Columbia Mid Cap Growth Fund) | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.65%)
5 Years	2.44%
10 Years	5.29%
(Columbia Mid Cap Growth Fund) | Russell Midcap Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.55%)
5 Years	1.41%
10 Years	6.99%
(Columbia Mid Cap Growth Fund) | Class Z Shares
Average Annual Return:
1 Year	(4.41%)
5 Years	3.74%
10 Years	5.15%
(Columbia Mid Cap Growth Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(4.86%)
5 Years	2.98%
10 Years	4.65%
(Columbia Mid Cap Growth Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(2.24%)
5 Years	3.03%
10 Years	4.39%
(Columbia New York Tax-Exempt Fund) | Barclays New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.79%
5 Years	5.26%
10 Years	5.35%
(Columbia New York Tax-Exempt Fund) | Lipper New York Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 Year	9.69%
5 Years	3.78%
10 Years	4.46%
(Columbia New York Tax-Exempt Fund) | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Columbia New York Tax-Exempt Fund) | Class A Shares
Average Annual Return:
1 Year	6.65%
5 Years	3.77%
10 Years	4.62%
(Columbia New York Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	6.63%
5 Years	3.61%
10 Years	4.50%
(Columbia New York Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.79%
5 Years	3.78%
10 Years	4.54%
(Columbia New York Tax-Exempt Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	11.92%
5 Years	4.79%
10 Years	5.13%
(Columbia Oregon Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.63%
5 Years	5.74%
10 Years	5.35%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 Year	5.46%
5 Years	3.72%
10 Years	4.04%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 Year	5.14%
5 Years	3.63%
10 Years	3.76%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 Year	7.51%
5 Years	3.98%
10 Years	4.14%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	9.21%
5 Years	4.66%
10 Years	4.82%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	9.21%
5 Years	4.66%
10 Years	4.77%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	7.26%
5 Years	4.54%
10 Years	4.70%
(Columbia Real Estate Equity Fund) | FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.28%
5 Years	(1.42%)
10 Years	10.20%
(Columbia Real Estate Equity Fund) | FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.29%
5 Years	(1.42%)
10 Years	10.20%
(Columbia Real Estate Equity Fund) | Class Z Shares
Average Annual Return:
1 Year	6.73%
5 Years	(1.52%)
10 Years	9.30%
(Columbia Real Estate Equity Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.68%
5 Years	(3.94%)
10 Years	6.74%
(Columbia Real Estate Equity Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.87%
5 Years	(1.87%)
10 Years	7.45%
(Columbia Select Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(Columbia Select Large Cap Growth Fund) | Class Z Shares
Average Annual Return:
1 Year	(3.21%)
5 Years	3.49%
10 Years	2.47%
(Columbia Select Large Cap Growth Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(3.43%)
5 Years	3.45%
10 Years	2.45%
(Columbia Select Large Cap Growth Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.75%)
5 Years	3.00%
10 Years	2.14%
(Columbia Small Cap Core Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Small Cap Core Fund) | S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.02%
5 Years	1.94%
10 Years	7.09%
(Columbia Small Cap Core Fund) | Class Z Shares
Average Annual Return:
1 Year	(2.95%)
5 Years	2.17%
10 Years	7.42%
(Columbia Small Cap Core Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(3.48%)
5 Years	1.12%
10 Years	6.25%
(Columbia Small Cap Core Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.20%)
5 Years	1.69%
10 Years	6.24%
(Columbia Small Cap Growth Fund) I | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Small Cap Growth Fund) I | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(Columbia Small Cap Growth Fund) I | Class Z Shares
Average Annual Return:
1 Year	(5.18%)
5 Years	3.56%
10 Years	6.21%
(Columbia Small Cap Growth Fund) I | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(6.60%)
5 Years	2.79%
10 Years	5.46%
(Columbia Small Cap Growth Fund) I | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.61%)
5 Years	2.95%
10 Years	5.28%
(Columbia Small Cap Value Fund) I | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(Columbia Small Cap Value Fund) I | Class A Shares
Average Annual Return:
1 Year	(11.63%)
5 Years	(0.69%)
10 Years	6.81%
(Columbia Small Cap Value Fund) I | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(12.66%)
5 Years	(1.44%)
10 Years	5.65%
(Columbia Small Cap Value Fund) I | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.47%)
5 Years	(0.68%)
10 Years	5.61%
(Columbia Small Cap Value Fund) I | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	(6.24%)
5 Years	0.50%
10 Years	7.45%
(Columbia Strategic Income Fund) | Barclays Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.74%
5 Years	6.55%
10 Years	5.85%
(Columbia Strategic Income Fund) | 35% Barclays Agg Bond; 35% BofA ML US High Cash; 15% Citigrp Non-US World Gov; 15% JPMorgan Emrg Mkts Bond (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.47%
5 Years	7.42%
10 Years	8.13%
(Columbia Strategic Income Fund) | Bar CABI 35/JPM GHY 35/Citi WGBI 15/JPM EMBI 15 (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.74%
5 Years	7.52%
10 Years	8.27%
(Columbia Strategic Income Fund) | Class A Shares
Average Annual Return:
1 Year	1.05%
5 Years	5.44%
10 Years	7.17%
(Columbia Strategic Income Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(0.84%)
5 Years	3.20%
10 Years	4.67%
(Columbia Strategic Income Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.66%
5 Years	3.29%
10 Years	4.63%
(Columbia Strategic Income Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	6.11%
5 Years	6.48%
10 Years	7.69%
(Columbia Technology Fund) | Bank of America Merrill Lynch 100 Technology Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(12.27%)
5 Years	(0.10%)
10 Years	2.12%
(Columbia Technology Fund) | Class Z Shares
Average Annual Return:
1 Year	(14.59%)
5 Years	(0.36%)
10 Years	5.69%
(Columbia Technology Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(14.59%)
5 Years	(0.57%)
10 Years	5.42%
(Columbia Technology Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(9.49%)
5 Years	(0.33%)
10 Years	4.90%
(Columbia U.S. Treasury Index Fund) | Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.61%
5 Years	6.76%
10 Years	5.68%
(Columbia U.S. Treasury Index Fund) | Class Z Shares
Average Annual Return:
1 Year	9.46%
5 Years	6.63%
10 Years	5.42%
(Columbia U.S. Treasury Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	8.26%
5 Years	5.20%
10 Years	3.88%
(Columbia U.S. Treasury Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.16%
5 Years	4.87%
10 Years	3.74%
(Columbia Value and Restructuring Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Value and Restructuring Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(Columbia Value and Restructuring Fund) | Class Z Shares
Average Annual Return:
1 Year	(10.79%)
5 Years	(1.76%)
10 Years	4.57%
(Columbia Value and Restructuring Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.97%)
5 Years	(1.99%)
10 Years	4.37%
(Columbia Value and Restructuring Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.77%)
5 Years	(1.49%)
10 Years	3.96%